Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Business Description [Abstract]
Schedule of consolidated financial statements
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Chanson International	July 26, 2019	Cayman Islands	Parent, 100%	Investment holding

Deen Global	August 13, 2019	British Virgin Islands	100%	Investment holding

Jenyd	September 13, 2019	Hong Kong	100%	Investment holding

Xinjiang United Family	August 7, 2009	PRC	100%	Consultancy and information technology support; sells bakery products to customers

29 UFG entities	2012 to 2023	PRC	VIEs	Sells bakery products to customers

Chanson NY	April 17, 2015	New York	100%	Holding company. Consultancy and information technology support

Chanson 23rd Street	December 18, 2015	New York	100%	Eat-in services and bakery products and beverage products

Chanson Greenwich	February 20, 2020	New York	100%	Eat-in services and bakery products and beverage products

Chanson Management LLC	April 21, 2021	Delaware	100%	Consultancy and management support

Chanson 3rd Ave	August 5, 2021	New York	100%	Eat-in services and bakery products and beverage products

Chanson Broadway	March 21, 2022	New York	100%	Newly incorporated – not in operation yet

Schedule of balance sheet of the UFG entities
	December 31, 2022	December 31, 2021
Current assets	$7,123,635	$6,574,394
Non-current assets	4,078,979	6,191,804
Total assets	$11,202,614	$12,766,198
Current liabilities	$5,858,647	$6,619,273
Non-current liabilities	1,448,744	2,362,218
Total liabilities	$7,307,391	$8,981,491

Schedule of operation of the UFG entities
	For the Years Ended December 31,
	2022	2021	2020
Net revenue	$5,198,990	$8,251,610	$7,831,994
Net income	$829,557	$1,875,684	$1,288,630